Other Current Assets and Assets Held for Sale	12 Months Ended
Dec. 31, 2017
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Other Current Assets and Assets Held for Sale

NOTE 5 — OTHER CURRENT ASSETS AND ASSETS HELD FOR SALE

Other current assets

	December 31,
	2017	2016	2015
	(In millions of US$)
Personnel and other tax assets	46.5	31.8	40.8
Fair value of financial instruments	—	—	0.3
Restricted cash	12.1	4.0	0.7
Other miscellaneous receivables	22.7	42.7	42.6
Supplier prepayments	19.6	12.0	20.9
Prepaid expenses	16.1	15.3	13.9

Other current assets	117.0	105.8	119.2

Assets held for sale

	December 31,
	2017	2016	2015
	(In millions of US$)
Massy headquarters land	—	—	7.6
Seismic vessels	13.4	15.0	22.0
Equipment and others	1.2	3.6	4.8

Assets held for sale	14.6	18.6	34.4

In 2016, we sold the remaining part of Massy headquarters. We also recognized a US$7.0 million impairment on a seismic vessel (see note 21).

In 2015, we sold a part of these headquarters, and two of the three seismic vessels that were previously classified as assets held for sale in 2014 as part of our transformation plan.